Schedule of Investments (unaudited)	iShares® Convertible Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Airlines — 2.7%
American Airlines Group Inc., 6.50%, 07/01/25	$6,370	$8,316,608
Copa Holdings SA, 4.50%, 04/15/25	2,500	4,414,800
GOL Equity Finance SA, 3.75%, 07/15/24(a)	3,450	2,948,405
JetBlue Airways Corp., 0.50%, 04/01/26(a)	5,025	4,776,061
Southwest Airlines Co., 1.25%, 05/01/25	12,355	16,813,178
Spirit Airlines Inc., 1.00%, 05/15/26	2,750	2,391,923
		39,660,975
Auto Manufacturers — 3.3%
Arrival SA, 3.50%, 12/01/26(a)	1,925	1,231,654
Fisker Inc., 2.50%, 09/15/26(a)	4,825	4,127,064
Ford Motor Co., 0.00% 03/15/26(a)(b)	14,115	19,149,397
Li Auto Inc., 0.25%, 05/01/28(a)	4,725	5,493,474
Lucid Group Inc., 1.25%, 12/15/26(a)	12,075	10,012,711
NIO Inc.
0.00%, 02/01/26(a)(b)	4,475	3,839,997
0.50%, 02/01/27(a)	4,975	4,083,480
		47,937,777
Auto Parts & Equipment — 0.4%
Luminar Technologies Inc., 1.25%, 12/15/26(a)	4,000	3,957,920
Meritor Inc., 3.25%, 10/15/37 (Call 10/15/25)	1,396	1,480,011
		5,437,931
Banks — 0.7%
Barclays Bank PLC, Series VUN, 0.00% 02/18/25(b)	1,375	1,559,883
BofA Finance LLC
0.13%, 09/01/22	1,475	1,518,173
0.25%, 05/01/23	1,260	1,389,490
Deutsche Bank AG/London, 1.00%, 05/01/23	1,545	1,722,768
JPMorgan Chase Bank N.A., 0.13%, 01/01/23(a)	3,700	3,676,838
		9,867,152
Biotechnology — 3.8%
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	2,695	2,816,733
1.25%, 05/15/27	4,278	4,547,856
Bridgebio Pharma Inc.
2.25%, 02/01/29(a)	4,375	2,132,813
2.50%, 03/15/27	3,420	1,991,979
Esperion Therapeutics Inc., 4.00%, 11/15/25	1,800	915,264
Global Blood Therapeutics Inc., 1.88%, 12/15/28(a)	1,900	2,223,171
Guardant Health Inc., 0.00% 11/15/27(b)	6,940	5,911,076
Halozyme Therapeutics Inc., 0.25%, 03/01/27(a)	4,435	3,804,520
Illumina Inc., 0.00% 08/15/23(b)	4,490	4,960,462
Insmed Inc., 0.75%, 06/01/28	3,450	3,315,830
Intercept Pharmaceuticals Inc., 3.50%, 02/15/26(a)	2,725	2,930,765
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26(a)(b)	3,950	3,481,885
0.13%, 12/15/24	3,701	3,321,277
Ligand Pharmaceuticals Inc., 0.75%, 05/15/23	1,900	1,858,941
Livongo Health Inc., 0.88%, 06/01/25	3,500	3,716,965
NeoGenomics Inc., 0.25%, 01/15/28	1,850	1,366,447
Novavax Inc., 3.75%, 02/01/23	1,875	2,092,219
PTC Therapeutics Inc., 1.50%, 09/15/26(a)	1,525	1,591,231
Travere Therapeutics Inc., 2.50%, 09/15/25	1,775	1,830,398
		54,809,832
Building Materials — 0.1%
Patrick Industries Inc., 1.75%, 12/01/28(a)	1,000	940,320
Security	Par (000)	Value

Chemicals — 0.2%
Amyris Inc., 1.50%, 11/15/26(a)	$4,475	$3,396,346

Commercial Services — 4.4%
2U Inc., 2.25%, 05/01/25	2,039	1,912,398
Affirm Holdings Inc., 0.00% 11/15/26(a)(b)	10,000	7,813,600
Alarm.com Holdings Inc, 0.00% 01/15/26(b)	2,695	2,344,003
Block Inc.
0.13%, 03/01/25	5,901	7,375,896
0.50%, 05/15/23	2,480	4,070,796
Block Inc.
0.00%, 05/01/26(b)	4,175	3,878,617
0.25%, 11/01/27	3,104	2,881,133
Chegg Inc.
0.00%, 09/01/26(b)	6,905	5,588,216
0.13%, 03/15/25	3,856	3,584,191
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/20/25)	3,339	3,698,610
FTI Consulting Inc., 2.00%, 08/15/23	1,929	2,865,259
Marathon Digital Holdings Inc., 1.00%, 12/01/26(a)	5,000	3,338,000
Repay Holdings Corp., 0.00% 02/01/26(a)(b)	2,380	2,048,252
Sabre GLBL Inc., 4.00%, 04/15/25	2,138	3,046,351
Shift4 Payments Inc.
0.00%, 12/15/25(a)(b)	4,785	4,802,657
0.50%, 08/01/27(a)	3,475	2,946,383
Stride Inc., 1.13%, 09/01/27	2,510	2,525,186
		64,719,548
Computers — 4.0%
3D Systems Corp., 0.00% 11/15/26(a)(b)	3,000	2,603,670
CyberArk Software Ltd., 0.00% 11/15/24(b)	3,150	3,509,951
Insight Enterprises Inc., 0.75%, 02/15/25	1,926	2,776,290
KBR Inc., 2.50%, 11/01/23	2,340	4,098,463
Lumentum Holdings Inc.
0.25%, 03/15/24	2,660	4,559,745
0.50%, 12/15/26	6,339	7,661,379
PAR Technology Corp., 1.50%, 10/15/27	1,425	1,205,693
Parsons Corp., 0.25%, 08/15/25	2,315	2,226,752
Pure Storage Inc., 0.13%, 04/15/23	3,445	4,077,364
Rapid7 Inc., 0.25%, 03/15/27(a)	3,200	3,634,368
Varonis Systems Inc., 1.25%, 08/15/25	1,730	2,386,206
Western Digital Corp., 1.50%, 02/01/24	6,565	6,533,554
Zscaler Inc., 0.13%, 07/01/25	6,907	12,469,276
		57,742,711
Cosmetics & Personal Care — 0.3%
Beauty Health Co. (The), 1.25%, 10/01/26(a)	4,550	3,821,636

Diversified Financial Services — 1.8%
Coinbase Global Inc., 0.50%, 06/01/26(a)	7,900	7,399,456
JPMorgan Chase Financial Co. LLC, 0.25%, 05/01/23(a)	3,225	3,613,387
LendingTree Inc., 0.50%, 07/15/25	3,511	2,936,706
PRA Group Inc., 3.50%, 06/01/23	2,025	2,288,007
SoFi Technologies Inc., 0.00% 10/15/26(a)(b)	7,068	6,597,483
Upstart Holdings Inc., 0.25%, 08/15/26(a)	4,275	3,686,674
		26,521,713
Electric — 0.2%
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	3,162	3,604,174

Electronics — 1.1%
Fortive Corp., 0.88%, 02/15/22	6,368	6,363,924
II-VI Inc., 0.25%, 09/01/22	2,484	3,439,396
Itron Inc., 0.00% 03/15/26(a)(b)	2,725	2,433,153
OSI Systems Inc., 1.25%, 09/01/22	1,594	1,588,070

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Vishay Intertechnology Inc., 2.25%, 06/15/25	$2,234	$2,286,946
		16,111,489
Energy - Alternate Sources — 2.1%
Array Technologies Inc., 1.00%, 12/01/28(a)	2,550	1,962,429
Enphase Energy Inc.
0.00%, 03/01/26(a)(b)	3,475	3,193,038
0.00%, 03/01/28(a)(b)	4,415	4,037,429
NextEra Energy Partners LP
0.00%, 06/15/24(a)(b)	2,925	2,889,725
0.00%, 11/15/25(a)(b)	3,295	3,468,581
SolarEdge Technologies Inc., 0.00% 09/15/25(b)	3,785	4,392,682
Stem Inc., 0.50%, 12/01/28(a)	2,800	2,106,944
Sunnova Energy International Inc., 0.25%, 12/01/26(a)	4,150	3,478,903
SunPower Corp., 4.00%, 01/15/23	2,550	2,699,124
Sunrun Inc., 0.00% 02/01/26(a)(b)	2,300	1,719,204
		29,948,059
Entertainment — 2.1%
Cinemark Holdings Inc., 4.50%, 08/15/25	2,790	3,805,504
DraftKings Inc., 0.00% 03/15/28(a)(b)	7,875	5,981,535
Live Nation Entertainment Inc.
2.00%, 02/15/25	2,138	2,685,820
2.50%, 03/15/23	3,615	6,041,569
Marriott Vacations Worldwide Corp., 0.00% 01/15/26(a)(b)	3,855	4,291,694
Penn National Gaming Inc., 2.75%, 05/15/26	1,739	3,726,016
Vail Resorts Inc., 0.00% 01/01/26(b)	4,150	4,155,229
		30,687,367
Food — 0.3%
Beyond Meat Inc., 0.00% 03/15/27(a)(b)	6,950	4,792,025

Health Care - Products — 4.5%
Alphatec Holdings Inc., 0.75%, 08/01/26(a)	2,000	1,841,760
CONMED Corp., 2.63%, 02/01/24	2,203	3,563,793
Envista Holdings Corp., 2.38%, 06/01/25	3,351	7,140,311
Exact Sciences Corp.
0.38%, 03/15/27	4,730	4,697,458
0.38%, 03/01/28	7,335	6,948,959
1.00%, 01/15/25	1,600	2,023,008
Glaukos Corp., 2.75%, 06/15/27	1,548	2,002,663
Haemonetics Corp., 0.00% 03/01/26(a)(b)	2,775	2,303,361
Insulet Corp., 0.38%, 09/01/26	4,765	6,054,266
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25	3,588	3,839,447
LivaNova USA Inc., 3.00%, 12/15/25	1,795	2,615,656
Natera Inc., 2.25%, 05/01/27	1,789	3,616,070
Novocure Ltd., 0.00% 11/01/25(b)	3,460	3,042,863
NuVasive Inc.
0.38%, 03/15/25	2,216	2,108,901
1.00%, 06/01/23	2,961	2,938,348
Omnicell Inc., 0.25%, 09/15/25	3,168	5,091,863
Repligen Corp., 0.38%, 07/15/24	1,579	2,843,305
SmileDirectClub Inc., 0.00% 02/01/26(a)(b)	4,325	1,745,094
Tandem Diabetes Care Inc., 1.50%, 05/01/25(a)	1,550	1,964,222
		66,381,348
Health Care - Services — 0.9%
Accolade Inc., 0.50%, 04/01/26(a)	1,575	1,242,124
Invitae Corp., 2.00%, 09/01/24	2,580	2,216,065
Oak Street Health Inc., 0.00% 03/15/26(a)(b)	6,025	4,580,928
Teladoc Health Inc., 1.25%, 06/01/27	5,500	4,896,650
		12,935,767
Security	Par (000)	Value

Holding Companies - Diversified — 0.3%
Ares Capital Corp.
3.75%, 02/01/22	$2,115	$2,376,879
4.63%, 03/01/24	2,135	2,511,273
		4,888,152
Home Builders — 0.3%
LCI Industries, 1.13%, 05/15/26	3,025	2,972,970
Winnebago Industries Inc., 1.50%, 04/01/25	1,575	1,891,922
		4,864,892
Internet — 22.5%
Airbnb Inc., 0.00% 03/15/26(a)(b)	12,000	11,397,000
Baozun Inc., 1.63%, 05/01/24	1,300	1,251,952
Booking Holdings Inc., 0.75%, 05/01/25	5,231	7,803,972
Etsy Inc.
0.13%, 10/01/26	3,882	7,489,348
0.13%, 09/01/27	4,048	4,497,045
0.25%, 06/15/28(a)	5,975	5,889,318
Expedia Group Inc., 0.00% 02/15/26(a)(b)	5,970	6,897,619
Farfetch Ltd., 3.75%, 05/01/27	2,150	3,547,995
Fiverr International Ltd., 0.00% 11/01/25(b)	2,514	2,148,439
fuboTV Inc., 3.25%, 02/15/26(a)	2,675	2,051,966
Hello Group Inc., 1.25%, 07/01/25	4,428	4,060,963
iQIYI Inc.
2.00%, 04/01/25	3,305	2,531,531
3.75%, 12/01/23	2,500	2,380,300
4.00%, 12/15/26	4,835	3,330,445
JOYY Inc.
0.75%, 06/15/25	2,730	2,567,128
1.38%, 06/15/26	2,800	2,598,792
Lyft Inc., 1.50%, 05/15/25	4,090	5,154,218
Magnite Inc., 0.25%, 03/15/26(a)	3,300	2,561,130
Mandiant Inc.
0.88%, 06/01/24	3,312	3,283,451
Series B, 1.63%, 06/01/35 (Call 06/01/22)	2,970	2,961,506
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	3,425	4,905,833
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	3,660	5,736,904
MercadoLibre Inc., 2.00%, 08/15/28	2,525	6,309,397
NortonLifeLock Inc., 2.00%, 08/15/22(a)	3,740	4,828,527
Okta Inc.
0.13%, 09/01/25	5,720	7,159,324
0.38%, 06/15/26	7,252	8,090,259
Opendoor Technologies Inc., 0.25%, 08/15/26(a)	5,850	4,875,682
Palo Alto Networks Inc.
0.38%, 06/01/25	11,813	21,003,514
0.75%, 07/01/23	10,350	20,272,131
Perficient Inc., 0.13%, 11/15/26(a)	3,050	2,700,074
Pinduoduo Inc., 0.00% 12/01/25(b)	11,965	10,837,658
Q2 Holdings Inc.
0.13%, 11/15/25	2,200	1,929,378
0.75%, 06/01/26	2,130	2,168,936
RealReal Inc. (The), 1.00%, 03/01/28(a)	1,950	1,518,504
Sea Ltd.
0.25%, 09/15/26	17,200	14,488,420
2.38%, 12/01/25	6,875	12,674,956
Shopify Inc., 0.13%, 11/01/25	6,062	6,479,247
Snap Inc.
0.00%, 05/01/27(a)(b)	6,300	5,401,179
0.25%, 05/01/25	1,548	2,540,067
0.75%, 08/01/26	5,515	8,972,629
Spotify USA Inc., 0.00% 03/15/26(a)(b)	9,750	8,564,985

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
TechTarget Inc., 0.00% 12/15/26(a)(b)	$2,400	$2,204,184
TripAdvisor Inc., 0.25%, 04/01/26(a)	2,600	2,267,564
Twitter Inc.
0.00%, 03/15/26(a)(b)	9,400	8,388,560
0.25%, 06/15/24	6,205	6,458,536
Uber Technologies Inc., 0.00% 12/15/25(b)	7,070	6,601,400
Upwork Inc., 0.25%, 08/15/26(a)	3,050	2,565,538
Vnet Group Inc, 0.00% 02/01/26(b)	2,950	2,490,833
Wayfair Inc.
0.63%, 10/01/25	10,085	8,829,115
1.00%, 08/15/26	5,195	6,828,464
1.13%, 11/01/24	3,365	5,038,515
Weibo Corp., 1.25%, 11/15/22	5,050	4,983,441
Wix.com Ltd.
0.00%, 07/01/23(b)	2,006	2,321,082
0.00%, 08/15/25(b)	3,397	2,953,114
Zendesk Inc., 0.63%, 06/15/25	6,673	7,695,370
Zillow Group Inc.
0.75%, 09/01/24	3,700	4,835,493
1.38%, 09/01/26	2,840	3,862,230
2.75%, 05/15/25	3,350	3,843,622
		328,028,783
Iron & Steel — 0.4%
Allegheny Technologies Inc., 3.50%, 06/15/25	1,769	2,495,953
United States Steel Corp., 5.00%, 11/01/26	2,105	3,724,397
		6,220,350
Leisure Time — 2.8%
Callaway Golf Co., 2.75%, 05/01/26	1,563	2,411,959
Carnival Corp., 5.75%, 04/01/23	3,350	6,899,559
Liberty TripAdvisor Holdings Inc., 0.50%, 06/30/51
(Call 03/27/25)(a)	1,850	1,502,607
NCL Corp. Ltd.
1.13%, 02/15/27(a)	7,350	6,919,069
5.38%, 08/01/25	2,480	3,537,646
Peloton Interactive Inc., 0.00% 02/15/26(a)(b)	5,985	5,143,509
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23	3,490	4,144,864
4.25%, 06/15/23	6,967	8,905,359
Virgin Galactic Holdings Inc, 2.50%, 02/01/27	2,000	1,849,740
		41,314,312
Lodging — 0.5%
Huazhu Group Ltd.
0.38%, 11/01/22	2,865	3,031,371
3.00%, 05/01/26, (Put 05/01/24)	3,029	3,573,311
		6,604,682
Machinery — 0.6%
Chart Industries Inc., 1.00%, 11/15/24(a)	1,420	3,054,249
Middleby Corp. (The), 1.00%, 09/01/25	4,007	6,038,349
		9,092,598
Manufacturing — 0.2%
John Bean Technologies Corp., 0.25%, 05/15/26(a)	2,200	2,256,056

Media — 5.4%
Cable One Inc.
0.00%, 03/15/26(a)(b)	3,375	3,035,340
1.13%, 03/15/28(a)	2,291	2,118,350
DISH Network Corp.
0.00%, 12/15/25(b)	12,460	12,082,960
2.38%, 03/15/24	5,085	4,876,718
Security	Par (000)	Value

Media (continued)
3.38%, 08/15/26	$17,689	$16,414,684
Liberty Broadband Corp.
1.25%, 09/30/50 (Call 10/05/23)(a)	4,450	4,339,507
2.75%, 09/30/50 (Call 10/05/23)(a)	3,473	3,503,562
Liberty Interactive LLC, 1.75%, 09/30/46 (Call 10/05/23)(a)	2,350	4,137,434
Liberty Latin America Ltd., 2.00%, 07/15/24	2,396	2,284,945
Liberty Media Corp.
0.50%, 12/01/50 (Call 09/01/24)(a)	5,500	7,380,395
1.38%, 10/15/23	5,395	7,437,277
2.13%, 03/31/48 (Call 04/07/23)(a)	2,453	2,533,655
2.75%, 12/01/49 (Call 12/01/24)(a)	3,612	3,712,089
Liberty Media Corp.-Liberty Formula One, 1.00%, 01/30/23	2,693	4,429,043
		78,285,959
Mining — 0.4%
Lithium Americas Corp., 1.75%, 01/15/27(a)	1,000	885,320
MP Materials Corp., 0.25%, 04/01/26(a)	4,275	4,999,442
		5,884,762
Oil & Gas — 1.9%
CNX Resources Corp., 2.25%, 05/01/26	1,860	2,525,545
EQT Corp., 1.75%, 05/01/26	3,215	5,230,773
Nabors Industries Inc., 0.75%, 01/15/24	1,550	1,412,887
Pioneer Natural Resources Co., 0.25%, 05/15/25	8,024	16,610,322
Transocean Inc., 4.00%, 12/15/25	1,500	1,541,910
		27,321,437
Pharmaceuticals — 3.7%
Aerie Pharmaceuticals Inc., 1.50%, 10/01/24	1,725	1,471,805
Aphria Inc., 5.25%, 06/01/24(a)	1,275	1,344,092
Aurora Cannabis Inc., 5.50%, 02/28/24	800	697,152
Clovis Oncology Inc., 1.25%, 05/01/25	1,425	973,104
Dexcom Inc., 0.25%, 11/15/25	7,220	7,666,557
DexCom Inc., 0.75%, 12/01/23	4,779	12,517,921
GSK Finance No. 3 PLC, 0.00% 06/22/23(a)(b)	500	487,770
Herbalife Nutrition Ltd., 2.63%, 03/15/24	3,410	3,427,221
Jazz Investments I Ltd.
1.50%, 08/15/24	2,997	3,048,728
2.00%, 06/15/26	6,500	7,617,675
Neurocrine Biosciences Inc., 2.25%, 05/15/24	2,255	2,714,524
Pacira BioSciences Inc., 0.75%, 08/01/25	2,570	2,904,434
Revance Therapeutics Inc., 1.75%, 02/15/27	1,975	1,641,936
Sarepta Therapeutics Inc., 1.50%, 11/15/24	3,125	3,951,187
Supernus Pharmaceuticals Inc., 0.63%, 04/01/23	2,605	2,574,574
Tilray Inc., 5.00%, 10/01/23	1,800	1,682,946
		54,721,626
Pipelines — 0.1%
Golar LNG Ltd., 2.75%, 02/15/22	1,740	1,736,259

Real Estate — 0.6%
Radius Global Infrastructure Inc., 2.50%, 09/15/26(a)	1,500	1,387,275
Realogy Group LLC / Realogy Co-Issuer Corp., 0.25%,
06/15/26(a)	2,200	2,117,104
Redfin Corp.
0.00%, 10/15/25(b)	3,958	3,200,597
0.50%, 04/01/27(a)	3,600	2,650,680
		9,355,656
Real Estate Investment Trusts — 1.4%
Apollo Commercial Real Estate Finance Inc., 4.75%,
08/23/22	2,441	2,445,523
Arbor Realty Trust Inc., 4.75%, 11/01/22	1,225	1,311,877
Blackstone Mortgage Trust Inc., 4.38%, 05/05/22	1,225	1,230,206

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
iStar Inc., 3.13%, 09/15/22	$1,615	$2,538,586
Pebblebrook Hotel Trust, 1.75%, 12/15/26	4,320	4,705,733
PennyMac Corp., 5.50%, 03/15/26(a)	1,710	1,689,839
Starwood Property Trust Inc., 4.38%, 04/01/23
(Call 01/01/23)	1,300	1,356,433
Summit Hotel Properties Inc., 1.50%, 02/15/26	1,650	1,680,046
Two Harbors Investment Corp., 6.25%, 01/15/26	1,650	1,678,331
Uniti Fiber Holdings Inc., 4.00%, 06/15/24(a)	1,779	2,187,280
		20,823,854
Retail — 2.3%
American Eagle Outfitters Inc., 3.75%, 04/15/25	2,201	6,062,699
Burlington Stores Inc., 2.25%, 04/15/25	3,202	4,158,790
Cheesecake Factory Inc. (The), 0.38%, 06/15/26	1,300	1,149,252
Cracker Barrel Old Country Store Inc., 0.63%, 06/15/26(a)	1,725	1,634,506
Dick's Sporting Goods Inc., 3.25%, 04/15/25	3,375	12,042,607
Guess? Inc., 2.00%, 04/15/24	1,600	1,821,968
National Vision Holdings Inc., 2.50%, 05/15/25	2,447	3,637,147
Shake Shack Inc., 0.00% 03/01/28(a)(b)	1,375	1,125,314
Vroom Inc., 0.75%, 07/01/26(a)	4,600	2,561,004
		34,193,287
Semiconductors — 1.9%
Impinj Inc., 1.13%, 05/15/27(a)	1,000	1,039,690
MACOM Technology Solutions Holdings Inc., 0.25%,
03/15/26(a)	2,150	2,228,217
Microchip Technology Inc., 0.13%, 11/15/24	3,650	4,308,569
ON Semiconductor Corp., 0.00% 05/01/27(a)(b)	5,425	7,211,181
Silicon Laboratories Inc., 0.63%, 06/15/25	2,891	4,255,494
SMART Global Holdings Inc., 2.25%, 02/15/26	1,475	2,325,102
Wolfspeed Inc., 1.75%, 05/01/26	3,151	6,704,761
		28,073,014
Software — 19.9%
1Life Healthcare Inc., 3.00%, 06/15/25	1,900	1,618,705
8x8 Inc., 0.50%, 02/01/24	3,646	3,589,925
Akamai Technologies Inc.
0.13%, 05/01/25	7,262	9,342,636
0.38%, 09/01/27	6,326	7,242,258
Alteryx Inc.
0.50%, 08/01/24	2,200	2,024,242
1.00%, 08/01/26	2,942	2,540,446
Avalara Inc., 0.25%, 08/01/26(a)	5,200	4,553,380
Avaya Holdings Corp., 2.25%, 06/15/23	1,921	1,967,296
Bandwidth Inc.
0.25%, 03/01/26	2,180	2,149,916
0.50%, 04/01/28(a)	1,350	1,001,106
Bentley Systems Inc.
0.13%, 01/15/26(a)	4,025	3,818,316
0.38%, 07/01/27(a)	3,100	2,663,799
BigCommerce Holdings Inc., 0.25%, 10/01/26(a)	2,400	2,048,592
Bilibili Inc.
0.50%, 12/01/26(a)	8,500	6,576,450
1.25%, 06/15/27	4,134	4,874,317
1.38%, 04/01/26	3,040	4,842,745
Bill.com Holdings Inc.
0.00%, 12/01/25(b)	6,920	9,716,856
0.00%, 04/01/27(a)(b)	3,450	3,111,693
Blackline Inc.
0.00%, 03/15/26(a)(b)	6,315	5,612,204
0.13%, 08/01/24	1,263	1,732,192
Box Inc., 0.00% 01/15/26(b)	2,025	2,404,384
Security	Par (000)	Value

Software (continued)
Ceridian HCM Holding Inc., 0.25%, 03/15/26(a)	$3,825	$3,485,875
Cloudflare Inc., 0.00% 08/15/26(a)(b)	7,975	7,374,961
Confluent Inc., 0.00% 01/15/27(a)(b)	6,700	6,577,457
Coupa Software Inc.
0.13%, 06/15/25	4,825	5,393,481
0.38%, 06/15/26	8,257	7,361,363
Datadog Inc., 0.13%, 06/15/25	4,479	7,651,476
DigitalOcean Holdings Inc., 0.00% 12/01/26(a)(b)	8,800	7,113,216
DocuSign Inc, 0.00% 01/15/24(b)	4,785	4,549,482
Dropbox Inc.
0.00%, 03/01/26(a)(b)	4,165	4,042,716
0.00%, 03/01/28(a)(b)	4,820	4,725,046
Envestnet Inc.
0.75%, 08/15/25(a)	2,760	2,675,930
1.75%, 06/01/23	1,805	2,150,784
Everbridge Inc.
0.00%, 03/15/26(a)(b)	2,000	1,652,320
0.13%, 12/15/24	2,520	2,309,177
Fastly Inc., 0.00% 03/15/26(a)(b)	6,350	4,986,845
Five9 Inc., 0.50%, 06/01/25	4,590	5,355,520
Guidewire Software Inc., 1.25%, 03/15/25	2,299	2,503,588
HubSpot Inc., 0.38%, 06/01/25	2,989	5,421,568
Jamf Holding Corp., 0.13%, 09/01/26(a)	3,050	2,963,441
LivePerson Inc., 0.00% 12/15/26(b)	2,710	2,147,946
MicroStrategy Inc.
0.00%, 02/15/27(a)(b)	5,300	3,449,187
0.75%, 12/15/25	3,500	4,002,880
MongoDB Inc., 0.25%, 01/15/26	7,014	14,035,014
New Relic Inc., 0.50%, 05/01/23	2,550	2,993,598
Nuance Communications Inc., 1.25%, 04/01/25	1,440	4,050,979
Nutanix Inc., 0.25%, 10/01/27(a)	2,825	2,400,346
PagerDuty Inc., 1.25%, 07/01/25	1,550	1,755,375
Pegasystems Inc., 0.75%, 03/01/25	3,577	3,632,193
Porch Group Inc., 0.75%, 09/15/26(a)	2,750	2,128,610
Progress Software Corp., 1.00%, 04/15/26(a)	2,125	2,132,353
RingCentral Inc.
0.00%, 03/01/25(b)	5,978	5,471,783
0.00%, 03/15/26(b)	4,321	3,722,714
Sailpoint Technologies Holdings Inc., 0.13%, 09/15/24	2,698	3,992,231
Splunk Inc.
0.50%, 09/15/23	4,268	4,658,095
1.13%, 09/15/25	5,281	5,878,123
1.13%, 06/15/27	8,541	7,781,705
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26	1,853	1,467,094
Tyler Technologies Inc., 0.25%, 03/15/26(a)	3,615	4,111,159
Unity Software Inc., 0.00% 11/15/26(a)(b)	9,000	7,553,610
Verint Systems Inc., 0.25%, 04/15/26(a)	1,810	1,871,232
Workday Inc., 0.25%, 10/01/22	7,064	12,200,870
Workiva Inc., 1.13%, 08/15/26	1,875	3,044,869
Ziff Davis Inc., 1.75%, 11/01/26(a)	3,006	3,603,773
Zynga Inc.
0.00%, 12/15/26(b)	5,815	5,939,790
0.25%, 06/01/24	3,641	4,410,635
		290,161,868
Telecommunications — 1.0%
GDS Holdings Ltd., 2.00%, 06/01/25	1,645	1,875,021
Infinera Corp., 2.13%, 09/01/24	2,475	2,721,980
InterDigital Inc., 2.00%, 06/01/24	2,185	2,346,384
Nice Ltd., 0.00% 09/15/25(b)	2,529	2,784,176
Viavi Solutions Inc., 1.00%, 03/01/24	1,525	2,033,938

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Vonage Holdings Corp., 1.75%, 06/01/24	$1,875	$2,507,944
		14,269,443
Transportation — 0.4%
Air Transport Services Group Inc., 1.13%, 10/15/24	1,349	1,446,128
Atlas Air Worldwide Holdings Inc., 1.88%, 06/01/24	1,850	2,642,836
CryoPort Inc., 0.75%, 12/01/26(a)	2,000	1,619,360
		5,708,324
Trucking & Leasing — 0.1%
Greenbrier Companies Inc. (The), 2.88%, 04/15/28(a)	2,000	2,061,080

Total Convertible Bonds — 99.6%
(Cost: $1,596,043,325)		1,455,182,564

Common Stocks

Media — 0.1%
Gannett Co. Inc.(b)(c)(d)	400	1,944,000

Total Common Stocks — 0.1%
(Cost $2,377,106)		1,944,000

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(e)(f)(g)	454	454,167
Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(e)(f)	5,340	$5,340,000
		5,794,167
Total Short-Term Investments — 0.4%
(Cost: $5,794,167)		5,794,167

Total Investments in Securities — 100.1%
(Cost: $1,604,214,598)		1,462,920,731

Other Assets, Less Liabilities — (0.1)%		(1,560,562)

Net Assets — 100.0%		$1,461,360,169

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	Non-income producing security.

(d)	All or a portion of this security is on loan.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$454,230	(a)	$—	$(63)	$—	$454,167	454	$317	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,430,000	910,000	(a)	—	—	—	5,340,000	5,340	123		—
					$(63)	$—	$5,794,167		$440		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2022

Fair Value Measurements (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Convertible Bonds	$—	$1,455,182,564	$—	$1,455,182,564
Common Stocks	1,944,000	—	—	1,944,000
Money Market Funds	5,794,167	—	—	5,794,167
	$7,738,167	$1,455,182,564	$—	$1,462,920,731